Note 8 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE 7 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred through the date and time our financial statements were issued for potential recognition or disclosure in the accompanying financial statements.

NOTE
8
– SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred through the date and time our financial statements were issued for potential recognition or disclosure in the accompanying financial statements.

On January 15, 2016 the Company completed a private placement of 26,707,994 shares of its common stock to 37 investors (the “Investors”) for a total purchase price of $647,610. All of the sales were made in China and all of the Investors were residents of China. The Company has issued the share certificates to all 37 investors as of the date of this report. No commissions were paid. The Investors have acquired their shares for investment and not with a view toward distribution. All of the stock certificates issued to the Investors have been affixed with an appropriate legend restricting sales and transfers. Therefore, based on the foregoing, the Company has issued the shares in reliance upon the exemptions from registration provided by Section 4a (2) of the Securities Act of 1933 and/or Regulation S.

On January 26, 2016, the Company’s Board of Directors approved and ratified the assignment (the “Assignment”) by Wisdom Qiao, the CEO, director and principal shareholder of the Company, of her entire right, title and interest in a patent application entitled “DYNAMIC RECOVERY AND THERAPY SYSTEM” (the “Invention”) in exchange for 200,000,000 shares of the Company’s common stock. Pursuant to the Assignment, the Company has issued 200,000,000 shares of its common stock to Wisdom Qiao, the Company’s CEO, director and principal shareholder as of the date of this report. The shares are restricted and the certificates have been affixed with the appropriate legend restricting sales and transfers. The application was filed with the United States Patent Office on September 22, 2015. The Invention is a massage device with predetermined patterns, pressures and methods, designed to provide health benefits to improve physical fitness, reduce blood pressure, reduce glucose levels, enhance sleep and potentially reduce or eliminate tumor growth.

On February 11, 2016, the Company entered into a Product Design Service Agreement with Focus Product Design, a California corporation, to design product requirements, systems architecture, proof of concept ME and EE, part sourcing, product architecture, etc. for a fixed fee of $635,100. The agreement will continue to be effective until performed by Focus. The Company has paid to Focus Product Design $7,400 and recorded the expense as a prepaid expense in the accompanying financial statements as of December 31, 2015.